DEBT - Fair Value of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,728,184	$ 3,917,433
Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	3,450,201
Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	3,704,591
Securitization debt 2017-2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	339,599
Securitization debt 2017-2 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	345,311
Securitization debt 2018-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	292,342
Securitization debt 2018-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	302,359
Securitization debt 2020-2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	363,805
Securitization debt 2020-2 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	420,274
SFR JV-1 securitization debt 2019-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	309,765
SFR JV-1 securitization debt 2019-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	328,196
SFR JV-1 securitization debt 2020-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	501,454
SFR JV-1 securitization debt 2020-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	546,713
SFR JV-1 securitization debt 2021-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	599,326
SFR JV-1 securitization debt 2021-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	674,919
SFR JV-2 securitization debt 2022-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	491,334
SFR JV-2 securitization debt 2022-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	522,934
SFR JV-2 securitization debt 2022-2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	338,427
SFR JV-2 securitization debt 2022-2 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	342,069
SFR JV-2 delayed draw term loan | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	185,965
SFR JV-2 delayed draw term loan | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	193,126
The Shops of Summerhill mortgage | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	15,944
The Shops of Summerhill mortgage | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	15,973
Corporate office mortgages | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	12,240
Corporate office mortgages | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,717